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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 16, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2000.

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [ X ]; Amendment Number: ___2__
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      International Specialty Products Inc.
Address:   300 Delaware Avenue
           Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Weinberg
Title:     Executive Vice President and General Counsel
Phone:     973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg       Wayne, New Jersey      February 18, 2000
------------------------       -------------------    -------------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

47201.0001

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   6

Form 13F Information Table Entry Total:              5

Form 13F Information Table Value Total:          $ 13,786
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                      Name
---             --------------------                      ----

1                   28-5328                    Building Materials Corporation
                                               of America

2                   28-2655                    G Industries Corp.

3                   28-2656                    G-I Holdings Inc.

4                   28-5326                    GAF Building Materials
                                               Corporation

5                   28-2521                    GAF Corporation

6                   28-7274                    ISP Opco Holdings Inc.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1             Column 2      Column 3     Column 4      Column 5           Column 6     Column 7              Column 8


                       TITLE                                  SHARES
                         OF                      VALUE          OR              INVESTMENT      OTHER           VOTING AUTHORITY
NAME OF ISSUER         CLASS        CUSIP      (X$1,000)      PRIN AMT          DISCRETION     MANAGERS      SOLE    SHARED   NONE
--------------         -----        -----      ---------      --------          ----------     --------      ----    ------   ----
ALLEGIANCE             COM          017475104     2,763        59,270 SH           DEFINED          6                59,270
EASTERN ENVIRONMENTAL  COM          276369105     1,179        39,810 SH           DEFINED          6                39,810
ALLEGIANCE             COM          017475104     3,114        66,780 SH           DEFINED     1,2,3,4,5,6           66,780
EASTERN ENVIRONMENTAL  COM          276369105     2,870        96,877 SH           DEFINED     1,2,3,4,5,6           96,877
UNION CAMP             COM          905530101     3,860        57,500 SH           DEFINED     1,2,3,4,5,6           57,500


                               COLUMN TOTAL     13,786
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